Revenues - Geographic (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of geographical areas [line items]
Revenues	€ 4,640	€ 4,060
EMEA
Disclosure of geographical areas [line items]
Revenues	3,093	2,806
Germany
Disclosure of geographical areas [line items]
Revenues	1,553	846
France
Disclosure of geographical areas [line items]
Revenues	264	138
Finland
Disclosure of geographical areas [line items]
Revenues	8	657
Switzerland
Disclosure of geographical areas [line items]
Revenues	143	247
Great Britain
Disclosure of geographical areas [line items]
Revenues	429	375
Other EMEA
Disclosure of geographical areas [line items]
Revenues	696	543
Asia Pacific
Disclosure of geographical areas [line items]
Revenues	364	535
India
Disclosure of geographical areas [line items]
Revenues	33	9
China
Disclosure of geographical areas [line items]
Revenues	200	232
South Korea
Disclosure of geographical areas [line items]
Revenues	70	256
Other Asia Pacific
Disclosure of geographical areas [line items]
Revenues	61	38
Americas
Disclosure of geographical areas [line items]
Revenues	1,183	719
United States
Disclosure of geographical areas [line items]
Revenues	1,176	711
Other Americas
Disclosure of geographical areas [line items]
Revenues	€ 7	€ 8